BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY - Cash flows of the disposal (Details) - Jul. 12, 2022 - Loto Interactive $ in Thousands, $ in Thousands	HKD ($)	USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents deconsolidated	$ (39,174)	$ (4,990)
Proceeds from the disposal of subsidiaries	78,308	9,997
Proceeds from disposal of subsidiaries, net of cash disposed	$ 39,134	$ 5,007